Financial instruments, Sensitivity Analysis (Details) $ in Thousands	18 Months Ended
Oct. 31, 2018 USD ($)
LIBOR [Member]
Sensitivity Analysis [Abstract]
Borrowings interest rate percentage	1.00%
Currency Risk [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	$ 377,324
Currency Risk [Member] | GBP [Member]
Sensitivity Analysis [Abstract]
Currency exposures	25,436
Currency Risk [Member] | ILS [Member]
Sensitivity Analysis [Abstract]
Currency exposures	52,147
Currency Risk [Member] | CAN$ [Member]
Sensitivity Analysis [Abstract]
Currency exposures	60,468
+-5% [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	18,866
+-5% [Member] | GBP [Member]
Sensitivity Analysis [Abstract]
Currency exposures	1,271
+-5% [Member] | ILS [Member]
Sensitivity Analysis [Abstract]
Currency exposures	2,607
+-5% [Member] | CAN$ [Member]
Sensitivity Analysis [Abstract]
Currency exposures	3,023
+-10% [Member] | Euro [Member]
Sensitivity Analysis [Abstract]
Currency exposures	37,732
+-10% [Member] | GBP [Member]
Sensitivity Analysis [Abstract]
Currency exposures	2,543
+-10% [Member] | ILS [Member]
Sensitivity Analysis [Abstract]
Currency exposures	5,214
+-10% [Member] | CAN$ [Member]
Sensitivity Analysis [Abstract]
Currency exposures	6,046
+-1% Interest [member]
Sensitivity Analysis [Abstract]
Interest rate exposures	$ 49,969